Long-Term Obligations (Tables)	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
Long-term obligations consisted of the following at September 30, 2016 and December 31, 2015 (in thousands):

		September 30, 2016	December 31, 2015
Senior term notes	Principal amount	$874,500	$585,000
	Less unamortized debt issuance costs	(2,781)	(2,408)
	Senior term notes less unamortized debt issuance costs, secured by assets, variable interest rate (2.27% and 1.92% at September 30, 2016 and December 31, 2015, respectively) (1)	$871,719	$582,592
Revolving credit	Principal amount	$340,000	$232,000
	Less unamortized debt issuance costs	(4,321)	(3,725)
	Revolving line of credit less unamortized debt issuance costs, secured by assets, variable interest rate (2.31% and 1.92% at September 30, 2016 and December 31, 2015, respectively) (1)	$335,679	$228,275
Secured seller note	Notes payable matures in 2016, secured by assets and stock of certain subsidiaries, with interest rate of 10.0%	230	230
	Total debt obligations	1,207,628	811,097
	Capital lease obligations and other debt	71,006	55,244
		1,278,634	866,341
	Less — current portion	(32,512)	(33,623)
		$1,246,122	$832,718

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(1)
Notes payable and the revolving line of credit at September 30, 2016 mature in 2021 under the New Senior Credit Facility. Notes payable and the revolving line of credit at December 31, 2015 were due to mature in 2019 under the previous senior credit facility dated August 27, 2014.

Schedule of Percentage Margin for Eurodollar Rate Loans and Commitment Fee
Each of the aforementioned margins remain applicable until the date of delivery of the compliance certificate and the financial statements, for the period ended September 30, 2016, at which time the applicable margin will be determined by reference to the leverage ratio in effect from time to time as set forth in the following table:

6.	Long-Term Obligations, continued

Pricing Tier	Consolidated Leverage Ratio	Applicable Margin for Eurodollar Loans/Letter of Credit Fees	Applicable Margin for Base Rate Loans	Commitment Fee
1	≥ 3.50:1.00	2.00%	1.00%	0.40%
2	< 3.50:1.00 and ≥ 2.75:1.00	1.75%	0.75%	0.35%
3	< 2.75:1.00 and ≥ 1.75:1.00	1.50%	0.50%	0.30%
4	< 1.75:1.00 and ≥ 1.00:1.00	1.25%	0.25%	0.25%
5	< 1.00:1.00	1.00%	—%	0.25%

Schedule of Principal Payments for Senior Term Notes
The following table sets forth the scheduled principal payments for our senior credit facility (in thousands):

	2016	2017	2018	2019	2020	Thereafter
Senior term notes	$5,500	$33,000	$44,000	$55,000	$77,000	$660,000
Revolving loans	—	—	—	—	—	340,000
	$5,500	$33,000	$44,000	$55,000	$77,000	$1,000,000